Stock Option and Restricted Stock Plans (Details 2) (Holdings, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$ 3.00 - 4.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 3.00
Exercise price, high end of range (in dollars per share)	$ 4.00
Number Outstanding (in shares)	220
Weighted Average Remaining Contractual Life	2 years 1 month 20 days
Number Exercisable (in shares)	220
$ 6.00 - 7.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 6.00
Exercise price, high end of range (in dollars per share)	$ 7.00
Number Outstanding (in shares)	9
Weighted Average Remaining Contractual Life	7 years 7 months 10 days
$ 7.01 - 8.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 7.01
Exercise price, high end of range (in dollars per share)	$ 8.00
Number Outstanding (in shares)	79
Weighted Average Remaining Contractual Life	8 years 2 months 19 days
Number Exercisable (in shares)	16
$ 8.01 - 9.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 8.01
Exercise price, high end of range (in dollars per share)	$ 9.00
Number Outstanding (in shares)	667
Weighted Average Remaining Contractual Life	4 years 4 months 6 days
Number Exercisable (in shares)	618
$ 9.01 - 10.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 9.01
Exercise price, high end of range (in dollars per share)	$ 10.00
Number Outstanding (in shares)	1,448
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Number Exercisable (in shares)	865
Exercise price range six | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 3.00
Exercise price, high end of range (in dollars per share)	$ 4.00
Number Outstanding (in shares)	6
Weighted Average Remaining Contractual Life	2 years 7 months 10 days
Number Exercisable (in shares)	6
Exercise price range seven | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 8.00
Exercise price, high end of range (in dollars per share)	$ 9.00
Number Outstanding (in shares)	9
Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Number Exercisable (in shares)	9
Exercise price range eight | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 9.01
Exercise price, high end of range (in dollars per share)	$ 10.00
Number Outstanding (in shares)	27
Weighted Average Remaining Contractual Life	6 years 1 month 13 days
Number Exercisable (in shares)	19